Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Preferred Stock [Member] Series F Preferred Stock [Member]	Subscription Receivable Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Beginning balance at Dec. 31, 2020	$ 4,067	$ 300	$ (300)	$ 2,840,599	$ (2,925,022)	$ (80,356)
Beginning balance, shares at Dec. 31, 2020	40,678,323	3,000,000
Stock purchased by investors	$ 117			1,083,082		1,083,199
Stock purchased by investors, shares	1,154,173
Stock-based compensation				307,918		307,918
Exercise of warrants	$ 1			13,499		13,500
Exercise of warrants, shares	13,500
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 39			390,319		$ 390,358
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	390,358					390,358
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants	$ (2,801)			2,801
Exchange of shares owned by Sanovas Ophthalmology LLC for pre-funded warrants, shares	(28,014,540)
Recission of preferred stock		$ (300)	300
Recission of preferred stock, shares		(3,000,000)
Net loss					(2,179,294)	(2,179,294)
Ending balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Ending balance, shares at Dec. 31, 2021	14,221,814
Stock purchased by investors	$ 61			60,439		60,500
Stock purchased by investors, shares	60,500
Stock-based compensation				55,051		55,051
Net loss					(375,199)	(375,199)
Ending balance at Mar. 31, 2022	$ 1,484			4,753,708	(5,479,515)	(724,323)
Ending balance, shares at Mar. 31, 2022	14,282,314
Beginning balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	$ (464,675)
Beginning balance, shares at Dec. 31, 2021	14,221,814
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares						353,432
Net loss						$ (734,534)
Ending balance at Jun. 30, 2022	$ 1,519			5,162,156	(5,838,850)	(675,175)
Ending balance, shares at Jun. 30, 2022	14,635,746
Beginning balance at Dec. 31, 2021	$ 1,423			4,638,218	(5,104,316)	(464,675)
Beginning balance, shares at Dec. 31, 2021	14,221,814
Stock purchased by investors	$ 61			60,439		60,500
Stock purchased by investors, shares	60,500
Stock-based compensation				259,300		259,300
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 94			939,708		$ 939,802
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	939,802					939,802
Net loss					(3,913,990)	$ (3,913,990)
Exercise of warrants and options	$ 5			49,995		50,000
Exercise of warrants and options, shares	50,000
Issuance of shares upon acquisition of in process research and development	$ 200			1,999,800		$ 2,000,000
Issuance of shares upon acquisition of in process research and development, shares						2,000,000
Ending balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	$ (1,069,063)
Ending balance, shares at Dec. 31, 2022	17,272,116
Beginning balance at Mar. 31, 2022	$ 1,484			4,753,708	(5,479,515)	(724,323)
Beginning balance, shares at Mar. 31, 2022	14,282,314
Stock-based compensation				55,051		55,051
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC	$ 35			353,397		353,432
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares	353,432
Net loss					(359,335)	(359,335)
Ending balance at Jun. 30, 2022	$ 1,519			5,162,156	(5,838,850)	(675,175)
Ending balance, shares at Jun. 30, 2022	14,635,746
Beginning balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	(1,069,063)
Beginning balance, shares at Dec. 31, 2022	17,272,116
Stock-based compensation				78,509		78,509
Net loss					(510,643)	(510,643)
Ending balance at Mar. 31, 2023	$ 1,783			8,025,969	(9,528,949)	(1,774,831)
Ending balance, shares at Mar. 31, 2023	17,272,116
Beginning balance at Dec. 31, 2022	$ 1,783			7,947,460	(9,018,306)	$ (1,069,063)
Beginning balance, shares at Dec. 31, 2022	17,272,116
Retirement of due to Sanovas through the issuance of shares of common stock to Sanovas Ophthalmology LLC, shares
Net loss						$ (862,786)
Ending balance at Jun. 30, 2023	$ 1,783			8,104,478	(9,881,092)	(1,774,831)
Ending balance, shares at Jun. 30, 2023	17,272,116
Beginning balance at Mar. 31, 2023	$ 1,783			8,025,969	(9,528,949)	(1,774,831)
Beginning balance, shares at Mar. 31, 2023	17,272,116
Stock-based compensation				78,509		78,509
Net loss					(352,143)	(352,143)
Ending balance at Jun. 30, 2023	$ 1,783			$ 8,104,478	$ (9,881,092)	$ (1,774,831)
Ending balance, shares at Jun. 30, 2023	17,272,116